DERIVATIVE LIABILITIES (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Expected dividend rate	0.00%	0.00%	0.00%	0.00%
Effective market price	$ 0.0098	$ 0.006	$ 0.006	$ 0.0008
Minimum
Effective exercise price	$ 0.0055	$ 0.00361	$ 0.00361	$ 0.00032
Risk-free interest	0.05%	0.05%	0.05%	0.05%
Volatility	191.40%	96.40%	96.40%	323.22%
Terms	60	60	60	60
Maximum
Effective exercise price	$ 0.02	$ 0.02	$ 0.02	$ 0.00091
Risk-free interest	0.28%	0.25%	0.25%
Volatility	315.80%	304.00%	304.00%	335.47%
Terms	1,073	711	711	559